Note 9 - Term Loans Payable (Details Textual) - Loan agreement with related party [member] - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Oct. 04, 2024	May 01, 2023	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Borrowings						$ 1,145,520	$ 145,520
Borrowings, interest rate				9.00%	11.35%	8.35%
Interest costs incurred	$ 14,993	$ 96,768	$ 126,606